Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Loans and Allowance For Loan Losses [Abstract]
Loans and Allowance for Loan Losses
Note 4:	Loans and Allowance for Loan Losses

Categories of loans at December 31, include:

	2012	2011
	(In thousands)

Commercial loans	$47,130	$35,387
Commercial real estate	144,144	148,052
Residential real estate	73,623	61,765
Installment loans	31,585	39,243

Total gross loans	296,482	284,447

Less allowance for loan losses	(2,708)	(2,921)

Total loans	$293,774	$281,526

The risk characteristics of each loan portfolio segment are as follows:

Commercial

Commercial loans are primarily based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value. Most commercial loans are secured by the assets being financed or other business assets, such as accounts receivable or inventory, and may include a personal guarantee. Short-term loans may be made on an unsecured basis. In the case of loans secured by accounts receivable, the availability of funds for the repayment of these loans may be substantially dependent on the ability of the borrower to collect amounts due from its customers.

Commercial Real Estate

Commercial real estate loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may be more adversely affected by conditions in the real estate markets or in the general economy. The characteristics of properties securing the Company’s commercial real estate portfolio are diverse, but with geographic location almost entirely in the Company’s market area. Management monitors and evaluates commercial real estate loans based on collateral, geography and risk grade criteria. In general, the Company avoids financing single purpose projects unless other underwriting factors are present to help mitigate risk. In addition, management tracks the level of owner-occupied commercial real estate versus nonowner-occupied loans.

Residential and Consumer

Residential and consumer loans consist of two segments - residential mortgage loans and personal loans. For residential mortgage loans that are secured by 1-4 family residences and are generally owner-occupied, the Company generally establishes a maximum loan-to-value ratio and requires private mortgage insurance if that ratio is exceeded. Home equity loans are typically secured by a subordinate interest in 1-4 family residences, and consumer personal loans are secured by consumer personal assets, such as automobiles or recreational vehicles. Some consumer personal loans are unsecured, such as small installment loans and certain lines of credit. Repayment of these loans is primarily dependent on the personal income of the borrowers, which can be impacted by economic conditions in their market areas, such as unemployment levels. Repayment can also be impacted by changes in property values on residential properties. Risk is mitigated by the fact that the loans are of smaller individual amounts and spread over a large number of borrowers.

The following tables present the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2012 and 2011:

	2012
	Commercial	Commercial Real Estate	Installment	Residential	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$183	$2,321	$235	$95	$87	$2,921
Provision charged to expense	392	183	86	107	360	1,128
Losses charged off	(67)	(1,166)	(310)	(90)	––	(1,633)
Recoveries	90	9	189	4	––	292

Balance, end of year	$598	$1,347	$200	$116	$447	$2,708
Ending balance: individually evaluated for impairment	$458	$916	$––	$––	$––	$1,374
Ending balance: collectively evaluated for impairment	$140	$431	$200	$116	$447	$1,334

Loans:
Ending balance: individually evaluated for impairment	$1,015	$5,943	$––	$––	$––	$6,958
Ending balance: collectively evaluated for impairment	$46,115	$138,201	$31,585	$73,623	$––	$289,524

	2011
	Commercial	Commercial Real Estate	Installment	Residential	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$561	$1,566	$229	$140	$244	$2,740
Provision charged to expense	213	1,459	265	188	(157)	1,968
Losses charged off	(616)	(758)	(489)	(261)	––	(2,124)
Recoveries	25	54	230	28	––	337

Balance, end of year	$183	$2,321	$235	$95	$87	$2,921
Ending balance: individually evaluated for impairment	$59	$1,799	$––	$––	$––	$1,858
Ending balance: collectively evaluated for impairment	$124	$522	$235	$95	$87	$1,063

Loans:
Ending balance: individually evaluated for impairment	$637	$8,254	$––	$––	$––	$8,891
Ending balance: collectively evaluated for impairment	$34,750	$139,798	$39,243	$61,765	$––	$275,556

To facilitate the monitoring of credit quality within the loan portfolio, and for purposes of analyzing historical loss rates used in the determination of the ALLL, the Company utilizes the following categories of credit grades: pass, special mention, substandard, and doubtful. The four categories, which are derived from standard regulatory rating definitions, are assigned upon initial approval of credit to borrowers and updated periodically thereafter. Pass ratings, which are assigned to those borrowers that do not have identified potential or well defined weaknesses and for which there is a high likelihood of orderly repayment, are updated periodically based on the size and credit characteristics of the borrower. All other categories are updated on at least a quarterly basis.

 The Company assigns a special mention rating to loans that have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may, at some future date, result in the deterioration of the repayment prospects for the loan or the Company’s credit position.

The Company assigns a substandard rating to loans that are inadequately protected by the current sound worth and paying capacity of the borrower or of the collateral pledged. Substandard loans have well defined weaknesses or weaknesses that could jeopardize the orderly repayment of the debt. Loans and leases in this grade also are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies noted are not addressed and corrected.

The Company assigns a doubtful rating to loans that have all the attributes of a substandard rating with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors that may work to the advantage of and strengthen the credit quality of the loan or lease, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors may include a proposed merger or acquisition, liquidation proceeding, capital injection, perfecting liens on additional collateral or refinancing plans.

The following table shows the portfolio quality indicators as of December 31, 2012:

Loan Class	Commercial	Commercial Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$43,364	$133,402	$73,623	$31,585	$281,974
Special Mention	2,698	3,005	––	––	5,703
Substandard	1,068	7,737	––	––	8,805
Doubtful	––	––	––	––	––

	$47,130	$144,144	$73,623	$31,585	$296,482

The following table shows the portfolio quality indicators as of December 31, 2011:

Loan Class	Commercial	Commercial Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$31,320	$133,949	$61,590	$39,161	$266,020
Special Mention	2,930	3,500	175	5	6,610
Substandard	882	6,924	––	77	7,883
Doubtful	255	3,679	––	––	3,934

	$35,387	$148,052	$61,765	$39,243	$284,447

The Company evaluates the loan risk grading system definitions and allowance for loan losses methodology on an ongoing basis. During 2012, a single out of area loan relationship accounted for $1,032,000 of the net loan amount charged off. Excluding this individual loan loss, the net loan amounts charged off during 2012 were $309,000. This relationship is not deemed to be representative of the risk profile of our loan portfolio and therefore the impact of the charge-off was excluded from our allowance for loan loss methodology for 2012. No other significant methodology changes were made during the past year. The impact of this change in methodology did not have a material impact on the level of loan loss reserve at December 31, 2012.

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2012:

	30-59 Days Past Due and Accruing	60-89 Days Past Due and Accruing	Greater Than 90 Days and Accruing	Non Accrual	Total Past Due and Non Accrual	Current	Total Loans Receivable
	(In thousands)
Commercial	$144	$––	$84	$541	$769	$46,361	$47,130
Commercial real estate	87	––	––	1,114	1,201	142,943	144,144
Installment	189	11	––	41	241	73,382	73,623
Residential	1,088	91	––	1,564	2,743	28,842	31,585

Total	$1,508	$102	$84	$3,260	$4,954	$291,528	$296,482

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2011:

	30-59 Days Past Due and Accruing	60-89 Days Past Due and Accruing	Greater Than 90 Days and Accruing	Non Accrual	Total Past Due and Non Accrual	Current	Total Loans Receivable
	(In thousands)
Commercial	$661	$21	$80	$240	$1,002	$34,385	$35,387
Commercial real estate	485	––	––	2,677	3,162	144,890	148,052
Installment	405	53	5	71	534	38,709	39,243
Residential	1,038	81	––	1,867	2,986	58,779	61,765

Total	$2,589	$155	$85	$4,855	$7,684	$276,763	$284,447

A loan is considered impaired, in accordance with the impairment accounting guidance (ASC 310-10-35-16), when based on current information and events, it is probable the Company will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan. Impaired loans include nonperforming commercial loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

The following table presents impaired loans for the year ended December 31, 2012:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$361	$361	$––	$465	$16
Commercial real estate	1,546	1,546	––	2,717	50
Consumer	––	––	––	10	––
Residential	––	––	––	––	––
	1,907	1,907	––	3,192	66
Loans with a specific valuation allowance:
Commercial	654	654	458	740	13
Commercial real estate	4,397	4,397	916	4,267	230
Consumer	––	––	––	28	––
Residential	––	––	––	3	––
	5,051	5,051	1,374	5,038	243

Total:
Commercial	$1,015	$1,015	$458	$1,205	$29
Commercial Real Estate	$5,943	$5,943	$916	$6,984	$280
Consumer	$––	$––	$––	$38	$––
Residential	$––	$––	$––	$3	$––

The following table presents impaired loans for the year ended December 31, 2011:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$532	$532	$––	$525	$28
Commercial real estate	1,805	1,805	––	1,496	87
Consumer	––	––	––	––	––
Residential	––	––	––	39	––
	2,337	2,337	––	2,060	115

Loans with a specific valuation allowance:
Commercial	105	105	59	386	10
Commercial real estate	6,449	6,449	1,799	5,558	278
Consumer	––	––	––	––	––
Residential	––	––	––	81	––
	6,554	6,554	1,858	6,025	288

Total:
Commercial	$637	$637	$59	$911	$38
Commercial Real Estate	$8,254	$8,254	$1,799	$7,054	$365
Consumer	$––	$––	$––	$––	$––
Residential	$––	$––	$––	$120	$––

At December 31, 2012 and 2011, the Company had certain loans that were modified in troubled debt restructurings and impaired.  The modification of terms of such loans included one or a combination of the following:  an extension of maturity, a reduction of the stated interest rate or a permanent reduction of the recorded investment in the loan.

The following tables present information regarding troubled debt restructurings by class and by type of modification for the years ended December 31, 2012 and 2011:

	Year Ended December 31, 2012
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
		(In thousands)

Commercial	3	$152	$68
Commercial real estate	3	464	339
Residential	––	––	––
Consumer	––	––	––

	Year Ended December 31, 2012
	Interest Only	Term	Combination	Total Modification
		(In thousands)

Commercial	$––	$––	$68	$68
Commercial real estate	––	339	––	339
Residential	––	––	––	––
Consumer	––	––	––	––

	Year Ended December 31, 2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
		(In thousands)

Commercial	5	$91	$58
Commercial real estate	5	716	315
Residential	––	––	––
Consumer	––	––	––

	Year Ended December 31, 2011
	Interest Only	Term	Combination	Total Modification
		(In thousands)

Commercial	$––	$58	$––	$58
Commercial real estate	––	315	––	315
Residential	––	––	––	––
Consumer	––	––	––	––

During 2012 and 2011, the troubled debt restructurings described above increased the allowance for loan losses by $209,000 and $426,000.

At December 31, 2012 and 2011 and for the years ended, there were no material defaults of any troubled debt restructurings that were modified in the last 12 months. The Company generally considers TDR’s that become 90 days or more past due under the modified terms as subsequently defaulted.